Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Notes to the consolidated financial statements
Compensation for CMO/Materials transfer	€ 1,544	€ 33,012
Sale of equipment	308	310
Grants and other reimbursements from government agencies and similar bodies	2	69
Other	152	45
Total	€ 2,006	€ 33,436